Commitments and contingencies (Schedule of Future Minimum Lease Payments Under Non-cancelable Lease) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Commitments and contingencies.
Remainder of 2020	$ 2,371
2020		$ 3,230
2021	3,093	3,160
2022	3,080	3,149
2023	2,633	2,702
2024 and after	6,555	6,762
Total future minimum lease payments	$ 17,732	$ 19,003